Fair Value Measurement (Details) - Schedule of Financial Assets and Liabilities in the Consolidated Statements of Financial Position - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets at cost:
Cash and cash equivalents	$ 105,943	$ 83,062	$ 88,090	$ 88,127
Short-term bank deposits	751	3,904
Trade receivables, net	108,385	118,126
Marketable securities	2,316	757
Total financial assets at cost measured at cost:	217,395	205,849
Financial assets at fair value through profit or loss:
Assets in respect of business combinations	1,368
Total financial assets	218,763	205,849
Financial liabilities at fair value through equity:
Put options of non-controlling interests	18,872	28,292
Financial liabilities at fair value through profit or loss:
Liability in respect of business combinations	7,705	24,663
Financial liabilities measured at amortized cost:
Loans from bank and financial institutions (short-term and long-term debts	81,208	51,167
Lease liabilities	27,507	28,873
Total financial liabilities measured at amortized cost:	108,715	80,040
Total financial and lease liabilities	$ 135,292	$ 132,995